GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Compensation Received on Termination of Charters) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Gain (Loss) on Termination of Charters	$ 15,197,000	$ 18,025,000	$ 18,025,000
Handysize Dry Bulk Carrier [Member]
Number of vessels with charter agreement terminated	4
Compensation payable (receivable) for early contract termination of charter	30,000,000
Compensation Received on Termination of Charters, Cash	$ 20,000,000
Number of installments of deferred compensation payable (receivable) for early contract termination of charter	2